CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
Capital Stock
CAPITAL STOCK

11. CAPITAL STOCK

(a) Authorized

Unlimited number of common and preferred shares without par value. As of December 31, 2022, there are no preferred shares issued.

(b) Issued

As of December 31, 2022, there are 5,745,947 common shares issued and outstanding.

On August 31, 2022 the Company closed the first tranche of the non-brokered private placement financing which was announced on August 8, 2022 for gross proceeds of $10,000 through the issuance of 250,000 non-flow through units of the Company. Each non-flow through unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years. All securities issued in connection with this financing included a hold period in accordance with applicable securities laws.

On October 7, 2022 and October 31, 2022, the Company has closed the second, third and final tranches of the non-brokered private placement financing which was announced on August 8, 2022 for gross proceeds of $38,000 through the issuance of 950,000 non-flow through units of the Company. Each non-flow through unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years. All securities issued in connection with this financing included a hold period in accordance with applicable securities laws.

37 CAPITAL INC.

On January 15, 2021, the Company issued 80,000 flow-through units for proceeds of $20,000. Each flow- through unit consists of one flow-through common share of the Company and one non-flow-through share purchase warrant to acquire one non-flow-through common share of the Company at a price of $0.50 for a period of two years. During the year-ended December 31, 2022, the Company made a formal application to Canada Revenue Agency and cancelled the Company’s flow-through share application which was submitted during the year ended December 31, 2020.

On January 25, 2021, the Company issued 2,957,406 common shares of the Company at a price of $0.25 per common share in settlement of debts totaling the amount of $739,351 to certain creditors, including to a related party and a director and officer of the Company. The fair value of the 2,957,406 common shares was $1,626,573. As a result, the Company recorded a loss on debt settlement of $887,222.

During the year ended December 31, 2020, the Company issued 20,000 common shares at $0.375 per share to Eagle Plains pursuant to the Acacia Property Option Agreement (Note 5).

As at December 31, 2020, Jackpot owned 9,997 common shares in the capital of the Company. During January 2021, Jackpot acquired 597,380 common shares of the Company at a price of $0.25 per share pursuant to a debt settlement agreement dated December 11, 2020. As of December 31, 2022, Jackpot owns 607,377 common shares in the capital of the Company representing approximately 10.5% of the Company’s issued and outstanding common shares.

(c) Warrants

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2020	964,997	0.60
Expired	(100,000)	0.675
Issued	80,000	0.50
Balance, December 31, 2021	944,997	0.59
Issued	1,200,000	0.05
Expired	(864,997)	0.12
Balance, December 31, 2022	1,280,000	$0.08

As of December 31, 2022, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding
January 15, 2023	$0.50	80,000
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
		1,280,000

The weighted average remaining contractual life for warrants outstanding at December 31, 2022 is 4.46 years (2021 - 0.86 years).

(d) Stock options

The Company’s 2015 Stock Option Plan provides that the Board of Directors of the Company may grant to directors, officers, employees and consultants of the Company options to acquire up to 20% of the issued and outstanding common shares of the Company calculated from time to time on a rolling basis. The terms of the options are determined at the date of grant.

As of December 31, 2022, there were no stock options outstanding (2021 – Nil).